OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 245	$ 193
Accrued expenses	2,597	2,165
Government (mainly tax provision)	878	460
Advance tenants payments	504	649
Tenant security deposits	124	125
Trade payables	591	511
Lease liabilities	231
Other accounts payable and accrued expenses	$ 5,170	$ 4,103